Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0000818851
Registrant Name	Nuveen California Municipal Value Fund
Registration File Number	333-294961
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES